Key Management Personnel Disclosures - Summary of Number of Performance Rights Over Ordinary Shares in Parent Entity (Detail)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year		21,505,797	21,481,457
Granted			10,000,000
Balance at end of the end fiscal year Number			21,505,797
Performance rights [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	10,800,291	5,817,249	11,074,623
Granted	1,350,000	9,600,000	1,000,000
Exercised	(3,650,291)	(4,616,958)	(4,664,237)
Other changes	0	0	(1,593,137)
Balance at end of the end fiscal year Number	8,500,000	10,800,291	5,817,249
Vested and exercisable	0	0	0
Unvested	8,500,000	10,800,291	5,817,249
Performance rights [member] | Dr Russell Howard [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	500,000	750,000	0
Granted	0	0	1,000,000
Exercised	(250,000)	(250,000)	(250,000)
Other changes	0	0	0
Balance at end of the end fiscal year Number	250,000	500,000	750,000
Vested and exercisable	0	0	0
Unvested	250,000	500,000	750,000
Performance rights [member] | Mr Pete Meyers [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	1,773,637	547,274	820,911
Granted	0	1,500,000	0
Exercised	(273,637)	(273,637)	(273,637)
Other changes	0	0	0
Balance at end of the end fiscal year Number	1,500,000	1,773,637	547,274
Vested and exercisable	0	0	0
Unvested	1,500,000	1,773,637	547,274
Performance rights [member] | Mr Marc Voigt [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	3,600,000	1,666,667	4,558,824
Granted	0	3,600,000	0
Exercised	(1,200,000)	(1,666,667)	(1,666,667)
Other changes	0	0	(1,225,490)
Balance at end of the end fiscal year Number	2,400,000	3,600,000	1,666,667
Vested and exercisable	0	0	0
Unvested	2,400,000	3,600,000	1,666,667
Performance rights [member] | Mr Grant Chamberlain [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	426,654	853,307	1,327,238
Granted	1,350,000	0	0
Exercised	(426,654)	(426,653)	(473,931)
Other changes	0	0	0
Balance at end of the end fiscal year Number	1,350,000	426,654	853,307
Vested and exercisable	0	0	0
Unvested	1,350,000	426,654	853,307
Performance rights [member] | Ms Deanne Miller [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	1,800,000	833,334	2,034,315
Granted	0	1,800,000	0
Exercised	(600,000)	(833,334)	(833,334)
Other changes	0	0	(367,647)
Balance at end of the end fiscal year Number	1,200,000	1,800,000	833,334
Vested and exercisable	0	0	0
Unvested	1,200,000	1,800,000	833,334
Performance rights [member] | Dr Frederic Triebel [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	2,700,000	1,166,667	2,333,335
Granted	0	2,700,000	0
Exercised	(900,000)	(1,166,667)	(1,166,668)
Other changes	0	0	0
Balance at end of the end fiscal year Number	1,800,000	2,700,000	1,166,667
Vested and exercisable	0	0	0
Unvested	1,800,000	2,700,000	1,166,667